Performance Management - FPA Flexible Fixed Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index. The Fund also compares its performance to the CPI + 200 Basis Points index, a measure of the change in cost of living plus 200 basis points. Certain past performance information shown below is for Institutional Class shares of the Fund. Although Institutional Class shares would have similar annual returns to Advisor Class and Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Advisor Class and Investor Class shares will vary from Institutional Class shares because of the higher expenses paid by Advisor Class and Investor Class shares. The chart and table reflect the reinvestment of dividends and distributions. Investor Class shares of the Fund have not yet commenced operations and therefore have no performance history. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Universal Bond Index, a broad-based securities market index.
Performance Additional Market Index [Text]	The Bloomberg U.S. Universal Bond Index represents the union of the following Bloomberg indices: the U.S. Aggregate Index, the U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. Tax-exempt municipal securities, private placements, and non-dollar-denominated issues are excluded from the Bloomberg U.S. Universal Bond Index. The only constituent of the index that includes floating-rate debt is the U.S. Emerging Markets Index. The CPI + 200 Basis Points index is created by adding 2% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2025 was 2.36%.

The Fund's highest/lowest quarterly results during this time period were:

Institutional Class

Highest Calendar Quarter Return at NAV  4.11%  Quarter ended 12/31/2023

Lowest Calendar Quarter Return at NAV  (1.46)%  Quarter ended 03/31/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.36%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table Explanation after Tax Higher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Five Years	Since Inception	Inception Date
Institutional Class—Before Taxes	5.29%	3.52%	3.56%	12/31/2018
Institutional Class—After Taxes on Distributions[1]	4.10%	2.21%	2.30%	12/31/2018
Institutional Class—After Taxes on Distributions and Sale of Fund Shares[1]	3.94%	2.22%	2.27%	12/31/2018
Advisor Class—Before Taxes	5.16%	N/A	3.17%	04/19/2021
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.54%	12/31/2018
CPI + 200 Basis Points	4.98%	6.30%	5.98%	12/31/2018

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
Performance Availability Website Address [Text]	https://fpa.com/funds
Performance Availability Phone [Text]	(800) 982-4372